JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

October 13, 2015

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust
File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated October 1, 2015, filed pursuant to Rule 497(e), for the JNL/DoubleLine Schiller Enhanced CAPE Fund of the above mentioned Trust.

If you have any questions concerning this filing, please contact me at (517) 367-4336.

Very truly yours,

/s/ Susan S. Rhee

Susan S. Rhee

enc.